Payments, by Category - 12 months ended Dec. 31, 2025 R in Thousands	ZAR (R) [1]
Payments:
Taxes	R 2,298
Royalties	1,313
Fees	40
Comm. Social Resp.	570
Total Payments	R 4,221

[1]	When payments are made in Australian dollars they were translated into South African Rand using a weighted average exchange rate of AUD/ZAR of 1:11.52